Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Dec. 29, 2018	Sep. 29, 2018
Accounting Policies [Abstract]
Reconciliation of Cash, Cash Equivalents and Restricted Cash [Table Text Block]
The following table provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheet to the total of the amounts in the Consolidated Statement of Cash Flows.

	September 29, 2018	September 30, 2017	October 1, 2016
Cash and cash equivalents	$4,150	$4,017	$4,610
Restricted cash included in:
Other current assets	1	26	96
Other assets	4	21	54
Total cash, cash equivalents and restricted cash in the statement of cash flows	$4,155	$4,064	$4,760

Depreciation Computed on Straight-Line Method Over Estimated Useful Lives	Depreciation is computed on the straight-line method, generally over estimated useful lives as follows:

Attractions, buildings and improvements	20 – 40 years
Furniture, fixtures and equipment	3 – 25 years
Land improvements	20 – 40 years
Leasehold improvements	Life of lease or asset life if less

Expected Aggregate Annual Amortization Expense for Existing Amortizable Intangible Assets	The Company expects its aggregate annual amortization expense for existing amortizable intangible assets for fiscal years 2019 through 2023 to be as follows:

2019	$258
2020	233
2021	230
2022	228
2023	202

Reconciliation of Weighted Average Number of Common and Common Equivalent Shares Outstanding and Number of Awards Excluded from Diluted Earnings Per Share Calculation	A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	Quarter Ended
	December 29, 2018	December 30, 2017
Shares (in millions):
Weighted average number of common and common equivalent shares outstanding (basic)	1,490	1,512
Weighted average dilutive impact of Awards	8	9
Weighted average number of common and common equivalent shares outstanding (diluted)	1,498	1,521
Awards excluded from diluted earnings per share	11	16

A reconciliation of the weighted average number of common and common equivalent shares outstanding and the number of Awards excluded from the diluted earnings per share calculation, as they were anti-dilutive, are as follows:

	2018	2017	2016
Weighted average number of common and common equivalent shares outstanding (basic)	1,499	1,568	1,629
Weighted average dilutive impact of Awards	8	10	10
Weighted average number of common and common equivalent shares outstanding (diluted)	1,507	1,578	1,639
Awards excluded from diluted earnings per share	12	10	6